Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	€ (7,948)	€ (14,611)
Equity settled share-based payment transactions	1,045	1,207
Fair value movement in warrants	(309)	(5,283)
Depreciation and amortization	1,535	1,192
Net finance income	42	(66)
Share of losses of equity-accounted investee		205
Impairment losses on property, plant and equipment		205
Impairment on inventory	(272)	7,188
Total adjustments	(5,908)	(9,963)
Changes in working capital:
Decrease /(increase) in receivables	1,203	2,599
Increase in inventories	(1,645)	(4,319)
Increase/(decrease) in payables and accruals	(2,073)	5,591
Interest and similar expenses - paid	(289)	(277)
Taxes received	784
Net cash used by operating activities	(7,928)	(6,369)
Cash flows from investing activities
Purchase of tangible assets	(8)	(5,073)
Proceeds from sale of assets	440
Development expenditure	(110)	(341)
Receipt of government grants	472
Investment in equity-accounted investees		(135)
Net cash (used) /from investing activities	794	(5,549)
Cash flows from financing activities
Proceeds from issuance of shares	5,942	2,405
Proceeds from loans and borrowings	1,186	2,686
Payment of lease liabilities	(691)	(630)
Net cash provided by financing activities	6,437	4,461
Net (decrease) in cash and cash equivalents	(698)	(7,457)
Cash and cash equivalents at beginning of period	1,147	8,164
Effects of movements in exchange rates on cash held	(38)	(17)
Cash and cash equivalents at end of period	411	690
Add restricted cash		2,395
Cash and cash equivalents at end of period including restricted cash	€ 411	€ 3,085